SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - Ensysce Biosciences, Inc [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid research and development	$ 11,498	$ 112,966	$ 68,815
Prepaid insurance	179,569	17,158	32,187
Prepaid rent			2,500
Other prepaid expenses	70,450
Total prepaid expenses and other current assets	$ 261,517	$ 130,124	$ 103,502